Income taxes - Deferred income taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss and tax credit carryforwards	€ 1,329	€ 5,665
Prepaid expense and other current assets	0	310
Accrued expenses and other current liabilities	42	157
Operating lease liability	14,135	14,843
Other long-term liabilities	35	47
Deferred tax assets (gross)	15,541	21,022
Less valuation allowance	(1,329)	(1,388)
Subtotal	14,212	19,634
Offsetting	(14,212)	(19,608)
Deferred tax assets	0	26
Deferred tax liabilities:
Cash and cash equivalents	51	722
Prepaid expense and other current assets	163	0
Intangible assets, net	27,771	51,257
Property and equipment	2,129	2,334
Operating lease right-of-use assets	14,060	15,089
Other	88	16
Subtotal	44,262	69,418
Offsetting	(14,212)	(19,608)
Deferred tax liabilities	€ 30,050	€ 49,810